VISTA
FAMILY OF MUTUAL FUNDS
MANAGED BY CHASE MANHATTAN


---------------------------------------------------------------

- VISTA TAX FREE INCOME FUND
   (Class A and Class B Shares)

- VISTA NEW YORK TAX FREE INCOME FUND
   (Class A and Class B Shares)

- VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
   (Class A Shares)
---------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           ANNUAL REPORT
                                                          AUGUST 31, 1996

CONTENTS

       Chairman's Letter                                                1

       Fund Commentaries                                                2

       Portfolio of Investments                                         8

       Notes to Financial Statements                                   21

       Per Share Data                                                  27

Vista is in the process of redesigning your Shareholder Reports to include even more information about your fund, its current investment strategy and how it is performing.

Watch for the completed redesign when you receive your next Semiannual Report.

                                                                October 28, 1996

Dear Shareholder:

We are pleased to present this annual report for Vista Tax-Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Income Fund for the year ended August 31, 1996. Inside, you'll find information on the performance of each fund over the past year along with a market overview and portfolio commentary.

SOLID TOTAL RETURNS DESPITE SHARPLY HIGHER INTEREST RATES

Despite a difficult year in the bond markets, each of the Vista tax free funds provided its shareholders with a positive total return. In our semi-annual report to you, we noted that stronger-than-expected economic growth was beginning to upset bond market psychology in early 1996. This trend continued over the following six months, leading to significant levels of volatility.

A YEAR OF PROTECTING OUR SHAREHOLDERS

In a rising-rate environment, our Fund management teams did an effective job of protecting the value of your investment. This was achieved in several ways: first, through an emphasis on current yield, which helped to cushion the effect of higher interest rates. In addition, the management teams used extensive resources to identify undervalued credits in harder-to-analyze sectors such as hospitals, utilities and housing. Finally, the Funds active portfolio management relied on relative value analysis to protect investment value.

IMPROVING STATE FINANCES ARE A POSITIVE SIGN

While the interest rate outlook remains uncertain, the improvement in state finances is a very positive signal moving forward. California state general obligation bonds received a credit upgrade from Standard & Poor's in July, 1996 and New York State's finances appear to be in much better shape following the passage of its budget for the year.

The goal of Vista's tax free management team is to add value in any economic environment, and we look forward to serving your investment needs for many years to come. If you have any questions, please call your investment representative or 1-800-34-VISTA. Thank you for the confidence you have placed in us.

Sincerely,

/s/ FERGUS REID

Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

Vista Tax Free Income Fund

Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, finished the year ended August 31, 1996 with a total return of 4.88% (Class A, without sales charge). This performance was achieved despite a tremendously-challenging environment in the bond markets.

INTEREST RATES FALL SHARPLY IN 1995

During the last four months of 1995, interest rates fell quite dramatically on the long end. The year was capped on December 19(th) when the Federal Reserve Board eased the Federal Funds rate by 25 basis points. Despite this favorable environment, the Fund's management team maintained a shorter-than-average maturity relative to its peers in an effort to reduce volatility.

The Fund's management team took March's rising rates as an opportunity to effect tax swaps that created carry-forward losses, which served to offset capital gains later in the year. The team also reduced exposure to insured bonds whose prices were high relative to other groups, investing the proceeds in S&P AAA-rated general obligation bonds.

SUPPLY TIGHT AS STATE FINANCES IMPROVE

With a limited supply of new bonds and significant retail demand, municipal bonds ended the reporting period trading at high levels compared to treasuries. In July, 1996, the Fund took advantage of New York's stronger outlook and new supply to increase its allocation to the state. By the end of August, the Fund had lengthened its average maturity, due in some measure to improving state finances throughout the country and the management team's effort to find strong relative values in the longer-term paper of low-cost electric utilities providers.

Moving forward, the management team is looking to take a neutral position on the markets, working to increase the yield as a hedge against volatility in the market and managing election year risk. State general obligation bonds and higher-yielding long term electric utilities bonds are favored in this environment, especially given concerns about the effect of welfare reform on county governments.

                          AVERAGE ANNUAL TOTAL RETURN

                                 WITHOUT           WITH
       CLASS A SHARES          SALES CHARGE    SALES CHARGE
                               ------------    ------------
One Year....................       4.88%           0.16%
Five Years..................       7.64%           7.11%
Since Inception (9/8/87)....       8.92%           8.36%

                                 WITHOUT           WITH
       CLASS B SHARES              CDSC           CDSC*
                               ------------    ------------
One Year....................       4.10%          -0.89%
Since Inception (11/4/93)...       2.58%           1.62%

* Assumes a 5% CDSC for the one year period and a 3% CDSC for the period since inception.

                               GROWTH OF $10,000

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN VISTA TAX FREE INCOME FUND AND THE LEHMAN MUNI BOND INDEX

      MEASUREMENT PERIOD                               LEHMAN
    (FISCAL YEAR COVERED)   TAX FREE INCOME - A    MUNIBOND INDEX
09/07/87                               9550.00        10000.00
09/30/87                               9550.00        10000.00
10/31/87                               9626.40        10036.00
11/30/87                               9807.85        10297.94
12/31/87                               9917.67        10447.26
01/31/88                              10302.12        10819.18
02/29/88                              10388.13        10933.87
03/31/88                              10106.60        10805.94
04/30/88                              10139.17        10888.06
05/31/88                              10150.08        10856.49
06/30/88                              10318.58        11014.99
07/31/88                              10365.76        11086.59
08/31/88                              10429.40        11095.46
09/30/88                              10671.57        11296.29
10/31/88                              10957.31        11495.10
11/30/88                              10830.52        11390.50
12/31/88                              10952.93        11506.68
01/31/89                              11124.99        11744.87
02/28/89                              11020.50        11610.98
03/31/89                              11034.30        11583.11
04/30/89                              11279.98        11858.79
05/31/89                              11524.92        12104.27
06/30/89                              11701.14        12268.88
07/31/89                              11832.72        12435.74
08/31/89                              11639.16        12313.87
09/30/89                              11573.15        12276.93
10/31/89                              11776.73        12427.94
11/30/89                              11991.56        12645.42
12/31/89                              12055.38        12749.12
01/31/90                              11907.10        12689.20
02/28/90                              12056.22        12802.13
03/31/90                              12056.22        12805.97
04/30/90                              11838.59        12713.77
05/31/90                              12197.68        12990.93
06/30/90                              12322.34        13105.25
07/31/90                              12558.95        13297.89
08/31/90                              12226.71        13105.08
09/30/90                              12298.98        13112.94
10/31/90                              12503.97        13351.59
11/30/90                              12863.62        13619.96
12/31/90                              12926.31        13678.53
01/31/91                              13083.95        13861.82
02/28/91                              13179.06        13982.42
03/31/91                              13187.64        13986.61
04/30/91                              13397.16        14174.03
05/31/91                              13555.80        14300.18
06/30/91                              13467.34        14285.88
07/31/91                              13705.36        14460.17
08/31/91                              13922.03        14651.04
09/30/91                              14090.51        14841.51
10/31/91                              14252.31        14975.08
11/30/91                              14336.90        15017.01
12/31/91                              14741.74        15339.88
01/31/92                              14768.04        15375.16
02/29/92                              14794.48        15379.77
03/31/92                              14769.23        15385.92
04/30/92                              14932.29        15522.86
05/31/92                              15198.41        15706.03
06/30/92                              15591.54        15969.89
07/31/92                              16329.02        16448.98
08/31/92                              16023.19        16289.43
09/30/92                              16148.03        16395.31
10/31/92                              15961.86        16234.64
11/30/92                              16398.32        16525.24
12/31/92                              16633.58        16693.79
01/31/93                              16859.17        16887.44
02/28/93                              17722.93        17498.77
03/31/93                              17547.14        17313.28
04/30/93                              17771.55        17488.14
05/31/93                              17896.62        17586.08
06/30/93                              18207.80        17879.77
07/31/93                              18212.20        17903.01
08/31/93                              18720.55        18275.39
09/30/93                              18932.17        18483.73
10/31/93                              18950.01        18518.85
11/30/93                              18739.62        18355.88
12/31/93                              19132.09        18743.19
01/31/94                              19374.09        18956.87
02/28/94                              18686.52        18465.88
03/31/94                              17882.60        17714.32
04/30/94                              17936.51        17864.89
05/31/94                              18054.03        18020.32
06/30/94                              18002.80        17910.39
07/31/94                              18325.45        18238.15
08/31/94                              18383.35        18301.99
09/30/94                              18037.68        18032.95
10/31/94                              17580.03        17711.96
11/30/94                              17261.40        17391.38
12/31/94                              17670.65        17773.99
01/31/95                              18235.15        18282.32
02/28/95                              18749.27        18814.34
03/31/95                              18968.71        19030.70
04/30/95                              18950.89        19053.54
05/31/95                              19564.15        19661.35
06/30/95                              19216.31        19490.29
07/31/95                              19375.35        19675.45
08/31/95                              19584.41        19925.33
09/30/95                              19695.14        20050.86
10/31/95                              20020.35        20341.60
11/30/95                              20415.10        20679.27
12/31/95                              20632.46        20877.79
01/31/96                              20766.76        21036.46
02/29/96                              20599.95        20893.41
03/31/96                              20261.79        20625.98
04/30/96                              20175.95        20568.22
05/31/96                              20159.25        20560.00
06/30/96                              20377.64        20784.10
07/31/96                              20529.19        20971.16
08/31/96                              20540.42        20966.96

Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista Tax Free Income Fund and the Lehman Municipal Bond Index from September 30, 1987 to August 31, 1996. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The Index's performance does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market.

Vista New York Tax Free Income Fund

Vista New York Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of high-quality, longer-term municipal bonds, was a solid performer during the one-year period ended August 31, 1996, providing shareholders with a total return of 4.20% (Class A, without sales charge).

REPORTING YEAR KICKS OFF WELL, BUT VOLATILITY BEGINS AT END OF 1995

In December 1995, the Federal Reserve Board cut interest rates, sparking volatility that continued in January as a result of a second rate cut and uncertainty over the Federal budget. By March, unexpected signs of economic growth put an end to hopes for any interest-rate driven resurgence in the markets while the absence of a signed New York State budget agreement put pressure on state finances, particularly among the state agencies that rely on partial funding from Albany.

In the second quarter of 1996, anticipating the negative impact of New York City budget problems, the Fund reduced its City positions, but as the quarter ended it bid on a large issue of City bonds maturing in 2009-2010, a spot on the yield curve the management team believed offered the greatest appreciation potential. Throughout 1996, duration was slowly extended.

SIGNING OF STATE BUDGET LEADS TO NEW SUPPLY

With the state budget finally signed in July, a significant amount of new supply entered the market from state agencies. The management team took advantage of the better prices brought on by new supply to further extend the average maturity of the Fund. With a relatively-flat yield curve, the Fund ended the reporting period focused on issues maturing in the 15-18 year range. Since the management team believes that welfare reform may create significant new demands on city and county governments, it has taken a cautious approach to their debt and is waiting for more information from municipalities regarding their long-term plan to address the situation.

                          AVERAGE ANNUAL TOTAL RETURN

                                 WITHOUT           WITH
       CLASS A SHARES          SALES CHARGE    SALES CHARGE
                               ------------    ------------
One Year....................       4.20%          -0.49%
Five Years..................       7.48%           6.50%
Since Inception (9/8/87)....       8.36%           7.80%

                                 WITHOUT           WITH
       CLASS B SHARES              CDSC           CDSC*
                               ------------    ------------
One Year....................       3.46%          -1.51%
Since Inception (11/4/93)...       2.92%           1.96%

* Assumes a 5% CDSC for the one year period and a 3% CDSC for the period since inception.

                               GROWTH OF $10,000

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            VISTA NY TAX FREE INCOME FUND AND THE LIPPER NY MUNI AVG


      MEASUREMENT PERIOD       NEW YORK TAX          LIPPER NY
    (FISCAL YEAR COVERED)      FREE INCOME - A     MUNI AVERAGE
09/07/87                               9550.00        10000.00
09/30/87                               9550.00        10000.00
10/31/87                               9626.40        10045.00
11/30/87                               9846.05        10323.25
12/31/87                               9947.28        10540.03
01/31/88                              10253.57        10956.37
02/29/88                              10442.22        11060.45
03/31/88                              10170.37        10823.76
04/30/88                              10190.08        10874.63
05/31/88                              10201.96        10881.15
06/30/88                              10357.07        11051.99
07/31/88                              10409.11        11120.51
08/31/88                              10448.37        11159.43
09/30/88                              10649.03        11371.46
10/31/88                              10900.97        11625.05
11/30/88                              10738.79        11485.54
12/31/88                              10889.55        11660.13
01/31/89                              11049.44        11830.36
02/28/89                              10956.93        11725.07
03/31/89                              10949.52        11707.49
04/30/89                              11279.39        12006.03
05/31/89                              11555.49        12234.14
06/30/89                              11720.26        12394.41
07/31/89                              11841.58        12525.79
08/31/89                              11703.23        12401.78
09/30/89                              11627.62        12344.73
10/31/89                              11738.93        12450.90
11/30/89                              11959.32        12641.40
12/31/89                              12047.28        12740.00
01/31/90                              11896.97        12604.96
02/28/90                              11984.93        12712.10
03/31/90                              11957.72        12680.32
04/30/90                              11736.58        12520.55
05/31/90                              12066.67        12844.83
06/30/90                              12219.95        12996.40
07/31/90                              12448.13        13240.73
08/31/90                              12219.90        12965.32
09/30/90                              12249.16        12914.76
10/31/90                              12391.54        13045.20
11/30/90                              12675.31        13343.93
12/31/90                              12747.78        13385.30
01/31/91                              12928.01        13570.02
02/28/91                              12989.17        13643.29
03/31/91                              12966.28        13697.87
04/30/91                              13197.52        13922.51
05/31/91                              13320.37        14028.32
06/30/91                              13261.71        14017.10
07/31/91                              13450.82        14252.59
08/31/91                              13676.64        14464.95
09/30/91                              13912.23        14690.60
10/31/91                              14086.76        14831.63
11/30/91                              14123.10        14849.43
12/31/91                              14427.99        15158.30
01/31/92                              14328.85        15065.84
02/29/92                              14369.49        15124.59
03/31/92                              14374.75        15174.50
04/30/92                              14525.65        15339.91
05/31/92                              14782.38        15576.14
06/30/92                              15200.72        15900.12
07/31/92                              15853.33        16493.20
08/31/92                              15533.57        16237.55
09/30/92                              15578.30        16286.27
10/31/92                              15293.69        16014.29
11/30/92                              15708.18        16406.64
12/31/92                              15907.45        16613.36
01/31/93                              16146.14        16816.04
02/28/93                              16880.82        17487.00
03/31/93                              16715.13        17306.89
04/30/93                              16915.71        17500.72
05/31/93                              17020.00        17624.98
06/30/93                              17328.29        17924.60
07/31/93                              17370.02        17922.81
08/31/93                              17770.31        18315.32
09/30/93                              17926.98        18516.79
10/31/93                              17941.55        18551.97
11/30/93                              17761.69        18344.19
12/31/93                              18102.25        18725.75
01/31/94                              18308.91        18926.11
02/28/94                              17775.85        18449.17
03/31/94                              17112.87        17630.03
04/30/94                              17210.57        17642.37
05/31/94                              17356.16        17813.50
06/30/94                              17233.07        17690.59
07/31/94                              17526.72        17996.64
08/31/94                              17616.76        18063.23
09/30/94                              17334.58        17712.80
10/31/94                              17002.61        17331.97
11/30/94                              16592.10        16865.74
12/31/94                              16999.79        17317.75
01/31/95                              17422.00        17792.25
02/28/95                              17882.66        18354.49
03/31/95                              18069.97        18506.83
04/30/95                              18097.30        18523.49
05/31/95                              18623.59        19119.94
06/30/95                              18456.64        18865.65
07/31/95                              18564.06        18984.50
08/31/95                              18817.36        19199.02
09/30/95                              18891.18        19296.94
10/31/95                              19199.17        19611.48
11/30/95                              19506.76        19988.02
12/31/95                              19651.19        20195.90
01/31/96                              19796.20        20290.82
02/29/96                              19600.77        20120.37
03/31/96                              19397.50        19788.39
04/30/96                              19374.22        19705.28
05/31/96                              19379.98        19703.31
06/30/96                              19580.58        19912.16
07/31/96                              19716.47        20101.33
08/31/96                              19604.94        20053.08

Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista New York Tax Free Income Fund and the Lipper New York Municipal Average from September 30, 1987 to August 31, 1996. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The average's performance does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The Lipper New York Municipal Average is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lipper New York Municipal Average are representative of the market.

Vista California Intermediate Tax Free Income Fund

A strengthening state economy and strong investor interest provided a positive backdrop for California municipal bonds, helping the Fund achieve a 5.0% total return for the year ended August 31, 1996 (Class A, without sales charge). Vista California Intermediate Tax Free Income Fund seeks to provide tax-exempt income through a portfolio of high-quality, intermediate-term municipal bonds.

LOW SUPPLY AND INCREASED INVESTOR DEMAND

The Fund began the reporting year maintaining a lower-than-average duration as a hedge against volatility despite a slightly-steepened yield curve. With expectations of rate cuts starting in December, 1995, the management team avoided general obligation bonds due to concerns over potential federal government cutbacks.

Along with higher rates brought on by unexpected economic growth, the supply and demand picture dominated the markets through most of 1996. The Fund began the second quarter of 1996 with a relatively-short duration, but as valuations at the long end of the curve became more attractive, the management team took the opportunity to sell short positions of three years or less and go into carefully-selected long-term bonds in the high-quality rating categories.

CREDIT UPGRADE CONFIRMS IMPROVING STATE ECONOMY

On July 1, 1996, Standard and Poor's upgraded its rating on California general obligation bonds, signaling significant economic recovery in the state. The brighter prospects gave the management team confidence to extend along the yield curve, with specific interest in non-callable bonds in the 15-18 year range.

Moving forward, the Fund will continue to focus on managing a variety of market uncertainties, including those brought on by welfare reform. The overriding goal is to seek areas of value, using the management team's extensive resources to find credits in more difficult to analyze sectors such as hospitals, utilities and housing. Specific emphasis is being placed on low-cost providers of electric power.

                          AVERAGE ANNUAL TOTAL RETURN

                                 WITHOUT           WITH
       CLASS A SHARES          SALES CHARGE    SALES CHARGE
                               ------------    ------------
One Year....................       5.00%           0.27%
Since Inception (7/16/93)...       4.48%           2.95%

                               GROWTH OF $10,000

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN VISTA CA INT. TAX FREE INCOME FUND AND THE LIPPER CA INT. AVERAGE

                                  CALIFORNIA
      MEASUREMENT PERIOD         INTERMEDIATE      LIPPER CA
    (FISCAL YEAR COVERED)          TAX FREE      INT. AVERAGE
07/15/93                               9550.00        10000.00
07/31/93                               9485.52        10000.00
08/31/93                               9645.02        10181.00
09/30/93                               9750.52        10299.10
10/31/93                               9780.78        10314.55
11/30/93                               9706.71        10242.35
12/31/93                               9810.64        10413.39
01/31/94                               9936.54        10516.49
02/28/94                               9742.09        10287.23
03/31/94                               9457.05        10005.36
04/30/94                               9475.67        10050.38
05/31/94                               9554.39        10114.70
06/30/94                               9535.62        10081.32
07/31/94                               9655.68        10223.47
08/31/94                               9697.53        10253.12
09/30/94                               9619.47        10156.74
10/31/94                               9490.81        10023.69
11/30/94                               9391.86         9872.33
12/31/94                               9494.30         9975.99
01/31/95                               9700.08        10175.51
02/28/95                               9937.47        10396.32
03/31/95                              10032.01        10497.16
04/30/95                              10045.43        10507.66
05/31/95                              10306.67        10764.05
06/30/95                              10204.65        10687.62
07/31/95                              10300.84        10794.50
08/31/95                              10429.99        10911.08
09/30/95                              10482.72        10972.18
10/31/95                              10620.37        11090.68
11/30/95                              10790.47        11219.33
12/31/95                              10855.57        11283.28
01/31/96                              10943.15        11383.70
02/29/96                              10888.89        11346.14
03/31/96                              10768.99        11215.66
04/30/96                              10755.96        11206.68
05/31/96                              10754.25        11203.32
06/30/96                              10852.42        11279.50
07/31/96                              10930.26        11379.89
08/31/96                              10951.11        11379.89

Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista California Intermediate Tax Free Income Fund and the Lipper California Intermediate Average from July 31, 1993 to August 31, 1996. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The average's performance does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The Lipper California Intermediate Average is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lipper California Intermediate Average are representative of the market.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 92.8%
-----------------------------------------------------------------------------------------
               ALASKA -- 2.4%
               -----------------------------------------------------------
$   150,000      Alaska, North Slope, GO, 8.350%, 06/30/98                   $    159,563
  2,000,000      Anchorage, Alaska, Electric Utilities, Ser. B, Rev.,           1,850,000
                   5.500%, 02/01/26
                                                                             ------------
                                                                                2,009,563
                                                                             ------------
               ARKANSAS -- 1.7%
               -----------------------------------------------------------
                 Arkansas State, College Savings, Capital Appreciation,
                   Ser. A --
  1,530,000          GO, 06/01/14                                                 535,500
  3,050,000          GO, 06/01/16                                                 937,875
                                                                             ------------
                                                                                1,473,375
                                                                             ------------
               CALIFORNIA -- 24.1%
               -----------------------------------------------------------
                 California --
    150,000        Board of Regents, UCLA, Educational Facilities                 165,750
                     Authority, Rev., 7.000%, 09/01/15
    150,000        Educational Facilities Authority, Pepperdine Univ.,            167,250
                     Rev., 7.200%, 11/01/15
                   Kern, California High School District, Ser. A,
  1,500,000          GO, 6.100%, 02/01/06                                       1,605,000
  1,720,000          GO, 6.100%, 02/01/07                                       1,836,100
  1,960,000          GO, 6.200%, 02/01/08                                       2,102,100
  2,200,000          GO, 6.200%, 02/01/09                                       2,348,500
    150,000        Orange County, Water District, COP, 5.750%, 08/15/14           143,063
  3,500,000        Pasadena, California, Electric, Rev., 5.375%, 08/01/12       3,333,750
  2,800,000        South Orange County, Public Financing Authority, Senior      2,866,500
                     Lien, Ser. A, Special Tax, 6.200%, 09/01/13
  6,000,000        Southern California, Public Water Authority Power            5,842,500
                     Project, San Juan Unit 3, Ser. A, Rev., 5.375%,
                     01/01/11
                                                                             ------------
                                                                               20,410,513
                                                                             ------------
               COLORADO -- 6.8%
               -----------------------------------------------------------
  5,500,000      Denver Colorado, City & County Airport, Ser. B, Rev.,          5,740,625
                   7.500%, 11/15/25                                          ------------
               GEORGIA -- 7.2%
               -----------------------------------------------------------
  1,500,000      Fayette County, School District, GO, 6.125%, 03/01/15          1,556,250
     50,000      Fulton County, Water & Sewer, Rev., 8.250%, 01/01/14              53,562
  2,000,000      Georgia State, GO, 4.000%, 07/01/12                            1,670,000
  2,700,000      Municipal Electric Authority of Georgia, Project One,          2,811,375
                   Sub-Ser. A, Rev., 6.250%, 01/01/14
                                                                             ------------
                                                                                6,091,187
                                                                             ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               ILLINOIS -- 6.8%
               -----------------------------------------------------------
                 Chicago, Illinois, O'Hare International Airport --
$   150,000        Ser. A, Rev., 7.500%, 01/01/03                            $    161,438
  5,000,000      Special Facilities, United Air Lines, Ser. A, Rev.,            5,425,000
                   8.400%, 05/01/18
    100,000      Chicago, Illinois, Public Building Commission, Ser. A,           109,125
                   (FGIC Insured), Rev., 7.750%, 01/01/06
     65,000      Illinois, Housing Development Authority, Ser. A, (FHA             67,275
                   Insured), Rev., 8.000%, 06/01/26
                                                                             ------------
                                                                                5,762,838
                                                                             ------------
               MARYLAND -- 0.2%
               -----------------------------------------------------------
    140,000      Maryland State, Community Development Administration,            146,300
                   Housing & Community Development, Single Family Program,   ------------
                   2nd Series, Rev., 7.600%, 04/01/23
               MASSACHUSETTS -- 2.0%
               -----------------------------------------------------------
                 Massachusetts State --
    130,000        Housing Finance Authority, Rev., 7.750%, 12/01/20              135,687
    470,000        Water Authority, Ser. A, Rev., 6.500%, 07/15/19                505,250
  1,000,000      New England Education Loan Marketing Corp.,                    1,061,250
                   Massachusetts, Student Loan, Sub-Issue H, Rev., 6.900%,
                   11/01/09
                                                                             ------------
                                                                                1,702,187
                                                                             ------------
               MICHIGAN -- 4.4%
               -----------------------------------------------------------
                 Michigan State, Housing Development Authority, Rental
                   Housing --
  2,000,000          Ser. A, Rev., 7.550%, 04/01/23                             2,102,500
  1,000,000          Ser. B, Rev., 7.550%, 04/01/23                             1,047,500
    500,000      Wayne County, Building Authority, Ser. A, GO, 8.000%,            581,250
                   03/01/17
                                                                             ------------
                                                                                3,731,250
                                                                             ------------
               MISSOURI -- 0.9%
               -----------------------------------------------------------
    720,000      Sikeston Missouri Electric, Rev., 6.000%, 06/01/16               745,200
                                                                             ------------
               MONTANA -- 5.3%
               -----------------------------------------------------------
                 Montana State, Long Range Building Program, Ser. D,
    855,000          GO, 5.250%, 08/01/10                                         833,625
  1,800,000          GO, 5.375%, 08/01/11                                       1,766,250
  1,900,000          GO, 5.375%, 08/01/12                                       1,864,375
                                                                             ------------
                                                                                4,464,250
                                                                             ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               NEVADA -- 0.2%
               -----------------------------------------------------------
$   165,000      Nevada, Housing Division, Single Family (FHA Insured),      $    168,094
                   Rev., 8.200%, 10/01/19                                    ------------
               NEW JERSEY -- 2.5%
               -----------------------------------------------------------
  2,000,000      Essex County, New Jersey, Utilities Authority, Solid           2,080,000
                   Waste, Ser. A, Rev., 6.000%, 04/01/06                     ------------
               NEW YORK -- 18.7%
               -----------------------------------------------------------
                 New York City, New York, Ser. A,
  3,000,000          GO, 6.250%, 08/01/08                                       2,988,750
  2,450,000          GO, 6.250%, 08/01/09                                       2,431,625
                 New York State, Dormitory Authority --
  2,500,000        University Systems Consolidations, Ser. A, Rev.,             2,356,250
                     5.625%, 07/01/16
    500,000        Mt. St. Vincent College, Rev., 7.000%, 05/01/08                509,375
                 New York State --
  2,700,000        Environmental Facilities Corp., Pollution Control,           2,953,125
                     State Water, Revolving Fund, Ser. E, Rev., 6.875%,
                     06/15/14
  5,000,000        Medical Care Facilities Financing Agency, Mental             4,575,000
                     Health, Ser. F, Rev., 5.250%, 02/15/19
                                                                             ------------
                                                                               15,814,125
                                                                             ------------
               OHIO -- 5.2%
               -----------------------------------------------------------
  4,000,000      Cleveland, Ohio, Public Power System First Mortgage --         4,445,000
                   Ser. A, Rev., 7.000%, 11/15/24                            ------------
               PENNSYLVANIA -- 2.0%
               -----------------------------------------------------------
  1,500,000      Monroeville, Pennsylvania, Hospital Authority, Forbes          1,483,125
                   Health Systems, Rev., 5.750%, 10/01/05
    230,000      New Castle, Pennsylvania, Area Hospital Authority                232,300
                   Refunding, St. Francis Hospital, Ser. A, Rev., 6.500%,
                   11/15/17
                                                                             ------------
                                                                                1,715,425
                                                                             ------------
               PUERTO RICO -- 0.4%
               -----------------------------------------------------------
                 Puerto Rico --
    250,000        Infrastructure Funding Authority, Ser. A, Special Tax,         267,812
                     7.900%, 07/01/07
     75,000        Urban Renewal & Housing, Rev., 7.875%, 10/01/04                 82,313
                                                                             ------------
                                                                                  350,125
                                                                             ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               SOUTH CAROLINA -- 0.6%
               -----------------------------------------------------------
                 South Carolina, Housing Finance & Development
                   Authority --
$   250,000        Fairway Apts. Project, Rev., 7.625%, 04/01/33             $    261,875
    250,000        Ser. B (FHA Insured), Rev., 7.800%, 07/01/09                   258,125
                                                                             ------------
                                                                                  520,000
                                                                             ------------
               SOUTH DAKOTA -- 0.1%
               -----------------------------------------------------------
    100,000      South Dakota, Housing Development Authority, Ser. A,             100,000
                   Rev., 5.875%, 05/01/12                                    ------------
               UTAH -- 0.3%
               -----------------------------------------------------------
    250,000      Utah State Board of Regents, Student Loan, Ser. F, (AMBAC        265,312
                   Insured), Rev., 7.450%, 11/01/08                          ------------
               VIRGIN ISLANDS -- 0.6%
               -----------------------------------------------------------
    500,000      Virgin Islands, GO, 7.000%, 10/01/02                             539,375
                                                                             ------------
               VIRGINIA -- 0.1%
               -----------------------------------------------------------
    100,000      Fairfax County, Economic, Ogden Martin Sys. Project, Ser.        107,750
                   A, Rev., 7.750%, 02/01/11                                 ------------
               WASHINGTON -- 0.3%
               -----------------------------------------------------------
    250,000      Washington State, Public Power Supply, Nuclear Project,          281,250
                   Ser. B, Rev., 7.250%, 07/01/09
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                 78,663,744
               (COST $77,749,468)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.2%
-----------------------------------------------------------------------------------------
               FLOATING RATE DEMAND NOTES -- 1.5%
               -----------------------------------------------------------
               California -- 0.8%
    700,000      California, PCFA, Resource Recovery, Burney Forest               700,000
                   Products Project, Ser. A, Rev., 3.700%, 09/03/96          ------------
               Georgia -- 0.7%
    600,000      Burke County, Georgia, Development Authority PCR, Georgia        600,000
                   Power Corp., Plant Vogtle-5Th, Rev., 3.700%, 09/03/96     ------------
               TOTAL FLOATING RATE DEMAND NOTES (COST $1,300,000)               1,300,000
                                                                             ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               MONEY MARKET MUTUAL FUNDS -- 4.7%
               -----------------------------------------------------------
$ 4,001,000    Provident Municipal Money Market Fund                         $  4,001,000
-----------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS --                                  5,301,000
               (COST $5,301,000)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.0%                                    $ 83,964,744
               (COST $83,050,468)
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA NEW YORK TAX FREE INCOME
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
   Amount      Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 95.5%
-----------------------------------------------------------------------------------------
  $2,000,000   34th Street Partnership, Inc., Capital Improvement,          $   1,810,000
                 34th Street Business Improvement, Special Tax,
                 5.500%, 01/01/23
   1,000,000   Local Government Assistance Corp., TAN, 7.250%, 04/01/07         1,103,750
     550,000   Monroe County, New York, IDA, Public Improvement, Canal            594,687
                 Ponds Park, Ser. A, Rev., 7.000%, 06/15/13
   1,000,000   Municipal Assistance Corp., City of New York, TAN, 7.750%,       1,046,040
                 07/01/06
               New York City, New York --
   1,000,000     GO, 3.000%, 08/01/01                                             923,900
   1,000,000     GO, 7.500%, 02/01/03                                           1,092,500
   1,000,000     GO, 8.250%, 11/15/02                                           1,140,000
               New York City, New York, City Municipal Water Financing
                 Authority Water & Sewer Systems --
     765,000     Prerefunded, Ser. A, Rev., 7.000%, 06/15/09                      845,325
   2,600,000     Ser. A, Rev., 6.000%, 06/15/25                                 2,544,750
     735,000     Unrefunded Balance, Ser. A, Rev., 7.000%, 06/15/09               798,394
               New York City, New York, IDA --
     250,000     American Airlines, Rev., 8.000%, 07/01/20                        265,938
   1,430,000     Civil Facility Rev., New York Blood Center, Inc., Rev.,        1,615,900
                   7.200%, 05/01/12
               New York City, New York --
   4,365,000     Power Authority, Rev., 5.125%, 01/01/11                        4,190,400
   4,000,000     Ser. A, GO, 6.250%, 08/01/08                                   3,985,000
   2,000,000     Ser. B, GO, 6.000%, 08/15/26                                   1,860,000
               New York State, Dormitory Authority --
   6,875,000     City University Systems, Ser. C, Rev., 7.500%, 07/01/10        7,777,344
   2,000,000     City University, Ser. F, Rev., 5.000%, 07/01/20                1,745,000
   4,000,000     Court Facilities Lease, Ser. A, Rev., 5.250%, 05/15/21         3,440,000
     500,000     Mt. St. Vincent College, Rev., 7.000%, 05/01/08                  509,375
   4,000,000   New York State, Energy Research & Development Authority,         3,790,000
                 Gas Facilities, Brooklyn Union Gas Co. Project Ser.,
                 Rev., 5.500%, 01/01/21
               New York State, Environmental Facilities Corp. --
     775,000     Pollution Control, State Water, Revolving Fund, Ser. E,          847,656
                   Rev., 6.875%, 06/15/14
   1,500,000     Rev., 7.250%, 06/15/10                                         1,670,625
               New York State, Housing Finance Agency --
   4,140,000     Pre-Refunded, Rev., 8.000%, 11/01/08                           4,724,775
     300,000     Rev., 6.950%, 08/15/12                                           315,375
   2,460,000     Rev., 7.550%, 11/01/29                                         2,567,625
     860,000     Unrefunded Balance,Rev., 8.000%, 11/01/08                        952,450

                       See notes to financial statements.

VISTA NEW YORK TAX FREE INCOME
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
  $2,800,000   New York State, Local Assistance Corp., Ser. C, Rev.,        $   2,670,500
                 5.500%, 04/01/17
               New York State, Medical Care Facilities Financing
               Agency --
   2,035,000     Insured Mortgage, Rev., 7.875%, 08/15/20                       2,238,500
   3,000,000     Mental Health, Ser. F, Rev., 5.250%, 02/15/19                  2,745,000
     375,000   New York State, Medical Care Facilities Financing                  403,594
                 Authority, Insured Mortgage, Rev., 8.000%, 02/15/28
               New York State, Mortgage Agency (FHA insured),
     305,000     Rev., 7.500%, 10/01/19                                           319,106
     160,000     Rev., 8.000%, 10/01/03                                           166,200
     750,000     Rev., 8.000%, 10/01/17                                           786,562
     415,000     Rev., 8.050%, 04/01/16                                           440,938
   1,000,000   New York State, Municipal Bond, Buffalo Special Project,         1,063,750
                 Rev., 6.875%, 03/15/06
   2,500,000   New York State, Ser. C, GO, 6.000%, 10/01/03                     2,653,125
               New York State, Urban Development Corp. --
   2,205,000     Center for Individual Innovation, Rev., 5.500%, 01/01/13       2,067,188
   1,550,000     Correctional Capital Facilities, Ser. A, Rev., 6.300%,         1,613,937
                   01/01/03
   5,000,000   Niagara, New York, Frontier Transportation Authority,            5,156,250
                 Greater Buffalo International Airport, Rev., 5.750%,
                 04/01/04
   3,000,000   Port Authority of New York & New Jersey, Special                 3,150,000
                 Obligation, 3rd Installment, Special Project, Rev.,
                 7.000%, 10/01/07
               Puerto Rico --
   5,100,000     Commonwealth Highway & Transportation Authority, Ser. W,       5,068,125
                   Rev., 5.500%, 07/01/13
   3,250,000     Electrical Power Authority Power, Ser. Z, Rev., 5.500%,        3,120,000
                   07/01/11
   2,000,000     Industrial Med. & Environmental Pollution Facilities           2,035,000
                   Financing Authority, Rev., 6.450%, 12/01/25
   1,750,000     Infrastructure Funding Authority, Ser. A, Special Tax,         1,874,687
                   7.900%, 07/01/07
   5,000,000   Rensselaer, New York, Municipal Leasing Corp., Rensselaer        5,031,250
                 County Nursing Home, Rev., 6.900%, 06/01/24
   1,000,000   Triborough Bridge & Tunnel Authority of New York, Special        1,080,000
                 Obligation, Ser. A, Rev., 6.600%, 01/01/05
   1,150,000   Virgin Islands, Public Finance Authority, Ser. A, Rev.,          1,210,375
                 7.250%, 10/01/18
               Westchester County, New York --
   1,150,000     GO, 6.700%, 11/01/06                                           1,293,750
   1,560,000     IDA, AGR Realty Co., Rev., 5.750%, 01/01/02                    1,581,450
   2,000,000     IDA, Resource Recovery, Resco Co. Project, Ser. A, Rev.,       2,035,000
                   5.700%, 07/01/08

                       See notes to financial statements.

VISTA NEW YORK TAX FREE INCOME
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               Western Nassau County, New York, Water Authority Water
                 Systems --
  $1,000,000     Rev., 5.500%, 05/01/16                                     $     958,750
   2,000,000     Rev., 5.650%, 05/01/26                                         1,927,500
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                104,847,346
               (COST $103,673,947)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.2%
-----------------------------------------------------------------------------------------
               FLOATING RATE DEMAND NOTES -- 1.7%
               ----------------------------------------------------------
     800,000     Babylon, New York, IDA, Resource Recovery, Equity                800,000
                   Babylon Project, Rev., 3.700%, 09/03/96
   1,000,000     New York City, New York, Ser. B, Sub. Ser. B-3, GO,            1,000,000
                   3.800%, 09/03/96                                         -------------
               TOTAL FLOATING RATE DEMAND NOTES (COST $1,800,000)               1,800,000
                                                                            -------------
               MONEY MARKET MUTUAL FUNDS -- 1.5%
               ----------------------------------------------------------
   1,658,500     Provident New York Money Market Fund                           1,658,500
-----------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS                                     3,458,500
               (COST $3,458,500)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 98.7%                                   $ 108,305,846
               (COST $107,132,447)
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 91.2%
-----------------------------------------------------------------------------------------
               California State --
$ 2,000,000      GO, 5.250%, 10/01/10                                        $  1,922,500
  1,250,000      Department of Water Resources, Central Valley Project,         1,500,000
                   Ser. P, Rev., 9.250%, 12/01/01
  1,000,000      MBIA-IBC, GO, 6.500%, 02/01/07                                 1,100,000
    750,000      Public Works Board, Lease Revenue, Ser. A, Rev., 6.000%,         784,687
                   09/01/01
               Contra Costa, California --
  1,000,000      Transition Authority, Ser. A, Rev., 6.000%, 03/01/08           1,056,250
  1,850,000      Water District, Ser. G, Rev., 5.750%, 10/01/14                 1,850,000
    200,000    Irvine Ranch Water District, Issue #11, Rev., 7.600%,              210,750
                 08/15/99
    800,000    Los Angeles, California, Unified School District, Capital          840,000
                 Facilities Project, Ser. A, COP, 7.000%, 05/01/99
               Los Angeles County, California, Metropolitan Transportation
                 Authority --
  1,000,000      Project A, 2nd Tier, Sales Tax Rev., Rev., 5.625%,               981,250
                   07/01/14
  1,000,000      Proposal C, Ser. B, Rev., 8.000%, 07/01/97                     1,031,290
  1,500,000    Orange County, California, Municipal Water District, Water       1,483,125
                 Facilities Corp., COP, Allen-McColloch Pipeline,
                 4.800%, 07/01/03
    300,000    Pasadena, California, Electric, Rev., 5.375%, 08/01/12             285,750
    250,000    Port of Oakland, Ser. D, Rev., 7.000%, 11/01/99                    269,063
               Puerto Rico Commonwealth --
  1,000,000      GO, 6.500%, 07/01/13                                           1,085,000
  1,500,000      Highway & Transportation Authority, Ser. W, Rev., 5.500%,      1,490,625
                   07/01/13
               Riverside County, California --
    350,000      Capital Projects, Lease Financing, COP, 7.250%, 12/01/96         352,670
  1,000,000      Common Sales Tax Rev., Ser. A, Rev., 6.000%,                   1,056,250
                   06/01/08
  1,000,000    San Diego, California, Open Space Park Facilities District       1,020,000
                 No. 1, GO, 5.125%, 01/01/00
  1,000,000    San Francisco, California, City & County, Ser. E, GO,            1,055,000
                 6.250%, 06/15/03
    500,000    Santa Cruz, California, Public Financing Authority, Ser. C,        534,375
                 Rev., 7.000%, 08/01/99
  1,200,000    South Orange County, Public Financing Authority, Senior          1,228,500
                 Lien, Ser. A, Special Tax, 6.200% 09/01/13
  2,000,000    Southern California, Public Water Authority Power Project,       1,947,500
                 San Juan Unit 3, Ser. A, Rev., 5.375%, 01/01/11
  1,000,000    University of California, UC Medical Center, Rev., 10.000%,      1,348,750
                 07/01/06

                       See notes to financial statements.

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               Valley Health Systems, California Hospital, Improvement
                 Project --
$   670,000      Ser. A, Rev., 5.125%, 05/15/98                              $    666,650
    705,000      Ser. A, Rev., 5.250%, 05/15/99                                   697,950
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                 25,797,935
               (COST $25,625,634)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.4%
-----------------------------------------------------------------------------------------
    600,000    California PCFA, Resource Recovery, Burney Forest Products         600,000
                 Project, Ser. A, FRN, 3.700%, 09/03/96
    200,000    Los Angeles County, California, TRAN, 4.500%, 06/30/97             201,117
  1,290,600    Provident California Money Market Fund                           1,290,600
-----------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS                                     2,091,717
               (COST $2,091,717)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 98.6%                                    $ 27,889,652
               (COST $27,717,351)
-----------------------------------------------------------------------------------------
COP            =    Certificates of Participation
FHA            =    Federal Housing Authority
FRN            =    Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1996.
GO             =    General Obligation
IDA            =    Industrial Development Authority
PCFA           =    Pollution Control Financing Authority
PCR            =    Pollution Control Revenue
Rev.           =    Revenue Bond
Special Tax    =    Special Tax Assessment
TAN            =    Tax Anticipation Note
TRAN           =    Tax & Revenue Anticipation Note

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES August 31, 1996
--------------------------------------------------------------------------------

                                                                             Vista          Vista
                                                                           New York       California
                                                             Vista         Tax Free      Intermediate
                                                            Tax Free        Income         Tax Free
                                                          Income Fund        Fund            Fund
                                                          ------------   -------------   ------------
ASSETS:
 Investment securities, at value (Note 1)................ $ 83,964,744   $ 108,305,846   $ 27,889,652
 Cash....................................................    4,642,227       2,792,381        114,120
 Other assets............................................       80,683           6,353          2,342
 Receivables:
   Interest..............................................    1,123,459       1,636,083        417,350
   Trust shares sold.....................................        2,949         121,734         28,360
                                                          ------------   -------------   ------------
       Total Assets......................................   89,814,062     112,862,397     28,451,824
                                                          ------------   -------------   ------------
LIABILITIES:
 Payable for investment securities purchased.............    4,637,658       2,782,595             --
 Payable for Trust shares redeemed.......................       98,163          14,484         36,408
 Dividends payable.......................................      108,693         101,366         47,428
 Accrued liabilities: (Note 2)
   Administration fees...................................        7,423           9,406             --
   Investment advisory fees..............................       11,134          24,455            970
   Distribution fees.....................................       24,800          28,915          2,425
   Custody fees..........................................       14,554          14,554          6,684
   Other.................................................      102,919         127,425         60,209
                                                          ------------   -------------   ------------
       Total Liabilities.................................    5,005,344       3,103,200        154,124
                                                          ------------   -------------   ------------
NET ASSETS:
 Paid in capital.........................................   88,095,664     109,327,086     27,948,841
 Accumulated over distributed net investment income......     (110,420)       (100,275)       (48,004)
 Accumulated net realized gain (loss) on income
   transactions..........................................   (4,090,802)       (641,013)       224,562
 Net unrealized appreciation of investments..............      914,276       1,173,399        172,301
                                                          ------------   -------------   ------------
   Net Assets:........................................... $ 84,808,718   $ 109,759,197   $ 28,297,700
                                                          ============   =============   ============
     Class A Shares...................................... $ 70,479,662   $  96,102,405   $ 28,297,700
     Class B Shares...................................... $ 14,329,056   $  13,656,792
Shares of beneficial interest outstanding ($.001 par
 value; unlimited number of shares authorized)
     Class A Shares......................................    5,950,807       8,439,969      2,884,431
     Class B Shares......................................    1,218,922       1,205,261
Class A:
 Net asset value and redemption price per share (net
   assets/shares outstanding)............................       $11.84          $11.39          $9.81
 Maximum offering price per share (net asset value per
   share/95.5%)..........................................       $12.40          $11.93         $10.27
Class B:
 Net asset value and maximum offering price per share
   (net assets/shares outstanding).......................       $11.76          $11.33
                                                          ============   =============   ============
Cost of investments...................................... $ 83,050,468   $ 107,132,447   $ 27,717,351
                                                          ============   =============   ============

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 1996
--------------------------------------------------------------------------------

                                                                                             Vista
                                                                              Vista       California
                                                               Vista         New York     Intermediate
                                                              Tax Free       Tax Free      Tax Free
                                                            Income Fund    Income Fund       Fund
                                                            ------------   ------------   -----------
INTEREST INCOME: (Note 1C)................................. $  5,464,676   $  6,194,695   $ 1,656,786
                                                            ------------   ------------   -----------
EXPENSES: (Note 2)
 Shareholder servicing fees:
   Class A Shares..........................................      201,911        241,773        77,293
   Class B Shares..........................................       37,015         32,078            --
 Distribution fees:
   Class A Shares..........................................      201,911        241,773        77,294
   Class B Shares..........................................      111,045         96,234            --
 Investment advisory fees..................................      286,711        328,622        92,752
 Administration fees.......................................      143,355        164,311        46,376
 Custodian fees............................................       63,589         66,352        30,059
 Printing and postage......................................       19,209         20,841         4,048
 Professional fees.........................................       35,864         34,578        31,791
 Registration costs........................................       59,965         10,503        20,016
 Transfer agent fees.......................................      199,467        185,498        56,905
 Trustees fees and expenses................................        7,168          9,864         2,763
 Other.....................................................       81,577         15,339        14,885
                                                            ------------   ------------   -----------
       Total expenses......................................    1,448,787      1,447,766       454,182
 Less amounts waived (Note 2E).............................      477,445        365,301       268,669
                                                            ------------   ------------   -----------
   Net expenses............................................      971,342      1,082,465       185,513
                                                            ------------   ------------   -----------
   Net investment income...................................    4,493,334      5,112,230     1,471,273
                                                            ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on investment transactions..............    1,638,415      1,108,749     1,036,164
 Net realized loss on futures..............................     (235,577)      (204,301)     (105,484)
 Change in net unrealized appreciation/depreciation on
   investments.............................................   (1,070,107)    (1,708,648)     (861,965)
                                                            ------------   ------------   -----------
 Net realized and unrealized gain (loss) on investments....      332,731       (804,200)       68,715
                                                            ------------   ------------   -----------
 Net increase in net assets from operations................ $  4,826,065   $  4,308,030   $ 1,539,988
                                                            ============   ============   ===========

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           Vista
                                                                         Vista                            New York
                                                                        Tax Free                          Tax Free
                                                                      Income Fund                       Income Fund
                                                             ------------------------------    ------------------------------
                                                                 Year             Year             Year             Year
                                                                 Ended            Ended            Ended            Ended
                                                               08/31/96         08/31/95         08/31/96         08/31/95
                                                             -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income....................................   $   4,493,334    $   5,092,217    $   5,112,230    $   5,622,439
 Net realized gain (loss) on investment transactions......       1,402,838       (1,080,168)         904,448         (165,999)
 Change in net unrealized appreciation/depreciation on
   investments............................................      (1,070,107)       2,105,846       (1,708,648)       2,575,739
                                                              ------------     ------------     ------------      -----------
 Net increase in net assets from operations...............       4,826,065        6,117,895        4,308,030        8,032,179
                                                              ------------     ------------     ------------      -----------
NET EQUALIZATION CREDITS (DEBITS) (Note 1E)...............              --          (18,277)              --           17,037
                                                              ------------     ------------     ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class A................................................      (3,913,322)      (4,499,790)      (4,629,077)      (5,232,229)
   Class B................................................        (608,401)        (577,023)        (516,793)        (403,226)
 Net realized gain on investment transactions:
   Class A................................................              --               --               --               --
                                                              ------------     ------------     ------------      -----------
       Total dividends and distributions..................      (4,521,723)      (5,076,813)      (5,145,870)      (5,635,455)
                                                              ------------     ------------     ------------      -----------
Net increase (decrease) from trust share transactions
 (Note 4).................................................     (18,543,690)      (7,680,499)      (4,204,046)       2,040,208
                                                              ------------     ------------     ------------      -----------
   Total increase (decrease)..............................     (18,239,348)      (6,657,694)      (5,041,886)       4,453,969
NET ASSETS:
 Beginning of period......................................     103,048,066      109,705,760      114,801,083      110,347,114
                                                              ------------     ------------     ------------      -----------
 End of period............................................   $  84,808,718    $ 103,048,066    $ 109,759,197    $ 114,801,083
                                                              ============     ============     ============      ===========

                                                                       Vista
                                                                     California
                                                                    Intermediate
                                                                   Tax Free Fund
                                                            ----------------------------
                                                                Year            Year
                                                               Ended           Ended
                                                              08/31/96        08/31/95
                                                            ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income....................................  $  1,471,273    $  1,782,183
 Net realized gain (loss) on investment transactions......       930,680         (62,516)
 Change in net unrealized appreciation/depreciation on
   investments............................................      (861,965)        675,943
                                                             -----------     -----------
 Net increase in net assets from operations...............     1,539,988       2,395,610
                                                             -----------     -----------
NET EQUALIZATION CREDITS (DEBITS) (Note 1E)...............            --          (9,235)
                                                             -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class A................................................    (1,480,990)     (1,773,535)
   Class B................................................            --              --
 Net realized gain on investment transactions:
   Class A................................................      (288,579)             --
                                                             -----------     -----------
       Total dividends and distributions..................    (1,769,569)     (1,773,535)
                                                             -----------     -----------
Net increase (decrease) from trust share transactions
 (Note 4).................................................    (4,219,121)     (4,129,959)
                                                             -----------     -----------
   Total increase (decrease)..............................    (4,448,702)     (3,517,119)
NET ASSETS:
 Beginning of period......................................    32,746,402      36,263,521
                                                             -----------     -----------
 End of period............................................  $ 28,297,700    $ 32,746,402
                                                             ===========     ===========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Vista Tax Free Income Fund ("TFI"), Vista New York Tax Free Income Fund ("NYTFI"), and Vista California Intermediate Tax Free Fund ("CITF")(collectively the "Funds"), are three separate portfolios of the Trust.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The TFI and NYTFI Funds offer two classes of shares, referred to as Class A Shares and Class B Shares. Class B Shares were first available on November 4, 1993. Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

    The following is a summary of significant accounting policies followed by the Funds:

    A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

    D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    As of August 31, 1996, the Funds had no outstanding futures contracts.

    E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    F. Equalization -- In prior years, the Funds followed the practice of equalization by which a portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income. In the current fiscal year ending August 31, 1996, the Funds discontinued the practice of equalization, resulting in reclassifications from undistributed net investment income of $3,881, $18,670 and $2,367 to accumulated paid-in capital for TFI, NYFTI and CITF respectively.

    G. Distributions to shareholders -- Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    H. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent will receive fees determined by a formula based upon the number of accounts serviced and the number of transactions processed by such Shareholder Servicing Agent during the period for which payment is being made, and any out-of-pocket expenses incurred, provided that such fees will not exceed, on an annualized basis, 0.25% of the average daily net assets of each Fund.

    Since inception of the Trust, Chase and certain affiliates have been the only Shareholder Servicing Agents. In 1996, certain Class A Shareholders of TFI entered into a Shareholder Servicing arrangement with Charles Schwab & Co.. Chase's Shareholder Servicing charges amounted to $201,444 for TFI. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    C. Distribution and Sub-administration fees -- Pursuant to a Distribution and Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. (BISYS), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act.

    The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A shares and 0.75% for Class B shares.

    The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

    D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

    E. Waivers of fees -- For the period ended August 31, 1996, the Adviser, Shareholder Servicing Agents, Distributor and Administrator voluntarily waived fees for each of the Funds as follows:

                                                      TFI          NYTFI         CITF
                                                   ---------     ---------     ---------
    Administration.............................    $  52,872     $  17,606     $  30,917
    Advisory...................................      222,662       105,922        90,355
    Distribution...............................       28,105        32,880        70,104
    Shareholder Servicing......................      173,806       208,893        77,293
                                                   ---------     ---------     ---------
                                                   $ 477,445     $ 365,301     $ 268,669
                                                   =========     =========     =========

    F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. INVESTMENT TRANSACTIONS -- Purchases and sales of investments (excluding short-term investments) were as follows:

                                                TFI             NYTFI            CITF
                                           -------------    -------------    ------------
Purchases...............................   $ 195,590,319    $ 165,192,603    $ 53,831,508
Sales...................................     218,854,750      170,977,012      52,403,232

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

4. FEDERAL INCOME TAX MATTERS -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at August 31, 1996, are as follows:

                                               TFI           NYTFI           CITF
                                           -----------    ------------    -----------
Aggregate cost..........................   $83,050,468    $107,132,447    $27,717,351
                                           -----------    ------------    -----------
Gross unrealized appreciation...........     1,661,211       2,074,074        322,648
Gross unrealized depreciation...........      (746,935)       (900,675)      (150,347)
                                           -----------    ------------    -----------
Net unrealized
  appreciation/(depreciation)...........   $   914,276    $  1,173,399    $   172,301
                                           ===========    =============   ===========

At August 31, 1996, Tax Free Income Fund had a net capital loss carryover of approximately $4,091,000 which will be available through August 31, 2003 to offset future capital gains to the extent provided by regulations. At August 31, 1996, New York Tax Free Income Fund had a net capital loss carryover of approximately $641,000 which will be available through August 31, 2003. During the fiscal year ended August 31, 1996, TFI, NYTFI and CITF utilized capital loss carryovers of approximately $820,000, $185,000 and $289,000, respectively. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- Transactions in Shares of Beneficial Interest were as follows:

                                             Vista Tax Free Income Fund
                             -----------------------------------------------------------
                                               Years Ended August 31,
                             -----------------------------------------------------------
                                        1996                            1995
                             ---------------------------    ----------------------------
                                Amount         Shares          Amount          Shares
                             ------------   ------------    -------------   ------------
Class A
Shares sold................. $ 47,061,471      3,923,256    $  77,438,814      6,653,409
Shares issued in
  reinvestment of
  distributions.............    2,672,938        222,637        3,168,136        275,789
Shares redeemed.............  (68,392,091)    (5,689,713)     (90,750,870)    (7,817,258)
                             ------------   ------------    -------------   ------------
Net increase (decrease) in
  Trust shares
  outstanding............... ($18,657,682)    (1,543,820)   ($ 10,143,920)      (888,060)
                             =============  =============   ==============  =============

                                              Vista Tax Free Income Fund
                              ----------------------------------------------------------
                                                Years Ended August 31,
                              ----------------------------------------------------------
                                         1996                           1995
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class B
Shares sold.................. $  4,046,461        339,716    $  4,667,357        407,478
Shares issued in reinvestment
  of distributions...........      424,202         35,612         425,745         37,193
Shares redeemed..............   (4,356,671)      (366,602)     (2,629,681)      (232,844)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... $    113,992          8,726    $  2,463,421        211,827
                              =============  =============   =============  =============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                         Vista New York Tax Free Income Fund
                              ----------------------------------------------------------
                                                Years Ended August 31,
                              ----------------------------------------------------------
                                         1996                           1995
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class A
Shares sold.................. $ 42,163,283      3,631,644    $111,020,668     10,003,441
Shares issued in reinvestment
  of distributions...........    3,747,799        323,930       4,309,823        388,429
Shares redeemed..............  (53,291,302)    (4,593,977)   (116,498,122)   (10,440,003)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($ 7,380,220)      (638,403)   ($ 1,167,631)       (48,133)
                              =============  =============   =============  =============

                                         Vista New York Tax Free Income Fund
                              ----------------------------------------------------------
                                                Years Ended August 31,
                              ----------------------------------------------------------
                                         1996                           1995
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class B
Shares sold.................. $  4,063,318        351,502    $  4,746,789        428,827
Shares issued in reinvestment
  of distributions...........      400,096         34,785         304,133         27,471
Shares redeemed..............   (1,287,240)      (112,550)     (1,843,083)      (166,365)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... $  3,176,174        273,737    $  3,207,839        289,933
                              =============  =============   =============  =============

                                  Vista California Intermediate Tax Free Income Fund
                              ----------------------------------------------------------
                                                Years Ended August 31,
                              ----------------------------------------------------------
                                         1996                           1995
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Shares sold.................. $  1,153,501        116,473    $  1,522,350        158,764
Shares issued in reinvestment
  of distributions...........    1,007,276        101,364         972,993        101,274
Shares redeemed..............   (6,379,898)      (644,656)     (6,625,302)      (690,473)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($ 4,219,121)      (426,819)   ($ 4,129,959)      (430,435)
                              =============  =============   =============  =============

6. CONCENTRATION OF CREDIT RISK -- TFI, NYTFI and CITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, NYTFI and CITF primarily investing in issuers in the States of New York and California, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

7. TRUSTEE COMPENSATION -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 1996, included in Trustees Fees and Expenses in the Statement of Operations, prepaid pension costs and accrued pension liability included in other assets, and other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                    Prepaid     Accrued
                                                       Pension      Pension     Pension
                                                       Expenses      Costs      Liability
                                                       --------     -------     ---------
TFI................................................     $1,727      $5,353      $7,080
NYTFI..............................................      2,050       6,353       8,403
CITF...............................................        576       1,783       2,359

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated
--------------------------------------------------------------------------------

                                                                              Vista Tax Free Income Fund
                                                             -------------------------------------------------------------
                                                                                        Class A
                                                             -------------------------------------------------------------
                                                                 Year Ended           11/1/93            Year Ended
                                                             -------------------      Through      -----------------------
                                                             8/31/96     8/31/95     8/31/94++     10/31/93      10/31/92
                                                             -------     -------     ---------     --------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period.......................  $ 11.85     $ 11.70      $ 12.70      $ 11.52       $  11.12
                                                             -------     -------      -------      -------       --------
 Income from Investment Operations
   Net Investment Income...................................    0.580       0.585        0.475        0.662          0.731
   Net Gains or Losses on Securities (both realized and
     unrealized)...........................................   (0.007)      0.147       (0.847)       1.412          0.556
                                                             -------     -------      -------      -------       --------
   Total from Investment Operations........................    0.573       0.732       (0.372)       2.074          1.287
                                                             -------     -------      -------      -------       --------
 Less Distributions
   Dividends from Net Investment Income....................    0.583       0.582        0.475        0.662          0.731
   Distributions from Capital Gains........................       --          --        0.153        0.237          0.156
                                                             -------     -------      -------      -------       --------
   Total Distributions.....................................    0.583       0.582        0.628        0.899          0.887
                                                             -------     -------      -------      -------       --------
Net Asset Value, End of Period.............................  $ 11.84     $ 11.85      $ 11.70      $ 12.70       $  11.52
                                                             =======     =======      =======      =======       ========
Total Return (1)...........................................    4.88%       6.53%       (2.99%)      18.72%         11.99%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)...................  $70,480     $88,783      $98,054      $83,672       $ 17,548
 Ratio of Expenses to Average Net Assets #.................    0.90%       0.85%        0.58%        0.23%             --
 Ratio of Net Investment Income to Average Net Assets #....    4.83%       5.07%        4.75%        5.25%          6.26%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #........................    1.46%       1.47%        1.29%        1.20%          2.34%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #..........    4.27%       4.45%        4.04%        4.28%          3.92%
Portfolio Turnover Rate....................................     210%        233%         258%         149%           266%


                                                                          Class B
                                                             ---------------------------------

                                                                 Year Ended          11/4/93*
                                                             -------------------      Through
                                                             8/31/96     8/31/95     8/31/94++
                                                             -------     -------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.......................  $ 11.77     $ 11.65      $ 12.51
                                                             -------     -------      -------
 Income from Investment Operations
   Net Investment Income...................................    0.486       0.498        0.423
   Net Gains or Losses on Securities (both realized and
     unrealized)...........................................   (0.006)      0.140       (0.707)
                                                             -------     -------      -------
   Total from Investment Operations........................    0.480       0.638       (0.284)
                                                             -------     -------      -------
 Less Distributions
   Dividends from Net Investment Income....................    0.490       0.518        0.423
   Distributions from Capital Gains........................       --          --        0.153
                                                             -------     -------      -------
   Total Distributions.....................................    0.490       0.518        0.576
                                                             -------     -------      -------
Net Asset Value, End of Period.............................  $ 11.76     $ 11.77      $ 11.65
                                                             =======     =======      =======
Total Return (1)...........................................    4.10%       5.70%       (2.35%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)...................  $14,329     $14,265      $11,652
 Ratio of Expenses to Average Net Assets #.................    1.65%       1.61%        1.47%
 Ratio of Net Investment Income to Average Net Assets #....    4.08%       4.31%        3.95%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #........................    1.95%       1.97%        1.81%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #..........    3.78%       3.95%        3.61%
Portfolio Turnover Rate....................................     210%        233%         258%

---------------

(1) Total return figures do not include the effect of any sales load.
  # Short periods have been annualized.
  * Commencement of offering of class of shares.
 ++ In 1994 TFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                          Vista New York Tax Free Income Fund
                                                             --------------------------------------------------------------
                                                                                        Class A
                                                             --------------------------------------------------------------
                                                                  Year Ended           11/1/93            Year Ended
                                                             --------------------      Through      -----------------------
                                                             8/31/96     8/31/95      8/31/94++     10/31/93      10/31/92
                                                             -------     --------     ---------     --------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period.......................  $ 11.47     $  11.30     $  12.27      $  11.18      $  11.24
                                                             -------     --------     --------      --------      --------
 Income from Investment Operations
   Net Investment Income...................................    0.555        0.570        0.473         0.592         0.473
   Net Gains or Losses on Securities (both realized and
     unrealized)...........................................   (0.077)       0.167       (0.688)        1.281         0.274
                                                             -------     --------     --------      --------      --------
   Total from Investment Operations........................    0.478        0.737       (0.215)        1.873         0.747
                                                             -------     --------     --------      --------      --------
 Less Distributions
   Dividends from Net Investment Income....................    0.558        0.567        0.472         0.591         0.473
   Distributions from Capital Gains........................       --           --        0.283         0.194         0.334
                                                             -------     --------     --------      --------      --------
   Total Distributions.....................................    0.558        0.567        0.755         0.785         0.807
                                                             -------     --------     --------      --------      --------
Net Asset Value, End of Period.............................  $ 11.39     $  11.47     $  11.30      $  12.27      $  11.18
                                                             =======     ========     ========      ========      ========
Total Return (1)...........................................    4.20%        6.82%       (1.81%)       17.31%         8.57%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)...................  $96,102     $104,168     $103,113      $120,809      $ 48,420
 Ratio of Expenses to Average Net Assets #.................    0.90%        0.85%        0.76%         0.75%         0.75%
 Ratio of Net Investment Income to Average Net Assets #....    4.76%        5.11%        4.89%         4.86%         5.74%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #........................    1.27%        1.37%        1.25%         1.11%         1.41%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #..........    4.39%        4.59%        4.40%         4.50%         5.08%
Portfolio Turnover Rate....................................     156%         122%         162%          150%          280%


                                                                          Class B
                                                             ---------------------------------

                                                                 Year Ended          11/4/93*
                                                             -------------------      Through
                                                             8/31/96     8/31/95     8/31/94++
                                                             -------     -------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.......................  $ 11.41     $ 11.27      $ 12.11
                                                             -------     -------      -------
 Income from Investment Operations
   Net Investment Income...................................    0.469       0.485        0.419
   Net Gains or Losses on Securities (both realized and
     unrealized)...........................................   (0.086)      0.162       (0.543)
                                                             -------     -------      -------
   Total from Investment Operations........................    0.383       0.647       (0.124)
                                                             -------     -------      -------
 Less Distributions
   Dividends from Net Investment Income....................    0.463       0.507        0.433
   Distributions from Capital Gains........................       --          --        0.283
                                                             -------     -------      -------
   Total Distributions.....................................    0.463       0.507        0.716
                                                             -------     -------      -------
Net Asset Value, End of Period.............................  $ 11.33     $ 11.41      $ 11.27
                                                             =======     =======      =======
Total Return (1)...........................................    3.46%       5.99%       (1.11%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)...................  $13,667     $10,633      $ 7,234
 Ratio of Expenses to Average Net Assets #.................    1.65%       1.61%        1.51%
 Ratio of Net Investment Income to Average Net Assets #....    4.01%       4.35%        4.28%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #........................    1.76%       1.87%        1.76%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #..........    3.90%       4.09%        4.03%
Portfolio Turnover Rate....................................     156%        122%         162%

---------------

(1) Total return figures do not include the effect of any sales load.
  # Short periods have been annualized.
  * Commencement of offering of class of shares.
 ++ In 1994 NYTFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                                           Vista California
                                                                                      Intermediate Tax Free Fund
                                                                         ----------------------------------------------------
                                                                                Year Ended              11/1/94      7/15/93*
                                                                         -------------------------      Through      Through
                                                                          8/31/96        8/31/95       8/31/94++     10/31/93
                                                                         ----------     ----------     ---------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................    $   9.89       $   9.69       $ 10.30      $ 10.22
                                                                          --------       --------       -------      -------
 Income from Investment Operations
   Net Investment Income..............................................       0.473          0.505         0.320        0.166
   Net Gains or Losses on Securities (both realized and unrealized)...       0.013          0.200        (0.408)       0.081
                                                                          --------       --------       -------      -------
       Total from Investment Operations...............................       0.486          0.705        (0.088)       0.247
                                                                          --------       --------       -------      -------
 Less Distributions
   Dividends from Net Investment Income...............................       0.476          0.505         0.404        0.165
   Distributions from Capital Gains...................................       0.090             --         0.118           --
                                                                          --------       --------       -------      -------
   Total Distributions................................................       0.566          0.505         0.522        0.165
                                                                          --------       --------       -------      -------
Net Asset Value, End of Period........................................    $   9.81       $   9.89       $  9.69      $ 10.30
                                                                          ========       ========       =======      =======
Total Return (1)......................................................       5.00%          7.55%        (0.86%)       2.42%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)..............................    $ 28,298       $ 32,746       $36,264      $41,728
 Ratio of Expenses to Average Net Assets #............................       0.60%          0.52%         0.52%        0.52%
 Ratio of Net Investment Income to Average Net Assets #...............       4.77%          5.24%         4.88%        4.83%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets #...............................................       1.47%          1.40%         1.37%        1.33%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets #...................................       3.90%          4.36%         4.03%        4.02%
Portfolio Turnover Rate...............................................        188%            94%           93%          40%

---------------
(1) Total return figures do not include the effect of any sales load.
  # Short periods have been annualized.
  * Commencement of operations.
 ++ In 1994 CITF changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for a share of beneficial interest outstanding present fairly, in all material respects, the financial position of Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the selected per share data and ratios for a share of beneficial interest outstanding for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 18, 1996

SHAREHOLDER MEETING RESULTS (unaudited)
--------------------------------------------------------------------------------

    Vista Tax Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Fund are separate series of Mutual Fund Trust, a Massachusetts business trust (the "Trust"). A special meeting of shareholders of the Trust (the "Meeting") was convened on April 2, 1996, and was adjourned as to certain matters to April 16, 1996 and April 25, 1996.

At the Meeting, the shareholders of the Trust elected all of the Trustees then in office and three additional Trustees. The Trustees elected were Fergus Reid, III, Richard E. Ten Haken, William J. Armstrong, John R.H. Blum, Joseph J. Harkins, H. Richard Vartebedian, Stuart W. Cragin, Jr., Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr. and W.D. MacCallan.

    Except as indicated, the shareholders of the Funds present at the Meeting, in person or by proxy, each cast their votes on the following matters as follows (all fractional shares rounded):

Approval or disapproval of an Interim Advisory Agreement between the Trust and The Chase Manhattan Bank, N.A. (and the successor entity thereto) with respect to each Fund:

                         Fund                            For        Against     Abstained
    ----------------------------------------------    ---------     -------     ---------
    Vista Tax Free Income Fund                        4,769,068     39,389       166,036
    Vista New York Tax Free Income Fund               5,533,457     70,368       171,616
    Vista California Intermediate Tax Free Fund       1,891,507     18,526       107,842

    Election of Trustees (results for shareholders of all series of the Trust voting together):

                                               For           Withhold
                                          -------------     -----------
    Fergus Reid, III                      4,106,927,676      87,636,502
    Richard E. Ten Haken                  4,107,275,222      87,285,956
    William J. Armstrong                  4,041,177,525     153,383,653
    John R.H. Blum                        4,106,989,252      87,571,671
    Joseph J. Harkins                     4,106,848,024      87,713,154
    H. Richard Vartebedian                4,106,654,874      87,906,304
    Stuart W. Cragin, Jr.                 4,106,995,988      87,565,190
    Irving L. Thode                       4,040,626,095     153,945,083
    W. Perry Neff                         4,106,668,847      87,892,331
    Roland R. Epply, Jr.                  4,107,386,860      87,174,318
    W.D. MacCallan                        4,040,194,182     154,366,996

Ratification of Price Waterhouse LLP as independent public accountants for each
Fund:

                                                     For           Against       Abstain
                                                  ---------        -------       -------
    Vista Tax Free Income Fund                    4,801,166        31,309        142,018
    Vista New York Tax Free Income Fund           5,542,647        50,209        182,585
    Vista California Intermediate Tax Free Fund   1,924,816        35,231         50,021

Approval or disapproval of an amendment to the Trust's Declaration of Trust (results for shareholders of all series of the Trust voting together):

                                                   For          Against       Abstain
                                              --------------  ------------  ------------
                                               3,694,238,094   309,837,044   190,486,040

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning borrowing:

                                                     For          Against       Abstain
                                                  ---------       -------       -------
    Vista Tax Free Income Fund                    4,454,860       122,958       264,705
    Vista New York Tax Free Income Fund           5,220,102       178,461       336,662
    Vista California Intermediate Tax Free Fund   1,648,896        72,678       116,796

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning investment for the purpose of exercising control:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,884,403     109,725     297,124
    Vista New York Tax Free Income Fund               4,618,974     151,071     336,200
    Vista California Intermediate Tax Free Fund       1,526,704      71,470     240,196

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning the making of loans:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,894,384     107,893     288,974
    Vista New York Tax Free Income Fund               4,544,360     218,382     343,502
    Vista California Intermediate Tax Free Fund       1,632,339      83,322     122,709

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning purchases of securities on margin:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,837,577     163,422     290,253
    Vista New York Tax Free Income Fund               4,626,584     175,490     304,170
    Vista California Intermediate Tax Free Fund       1,621,330      87,443     129,598

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning concentration of investment:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,900,424      87,471     303,356
    Vista New York Tax Free Income Fund               4,621,151     149,174     335,940
    Vista California Intermediate Tax Free Fund       1,665,738      62,102     110,531

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning commodities and real estate:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,879,455     117,295     294,510
    Vista New York Tax Free Income Fund               4,561,310     194,412     350,522
    Vista California Intermediate Tax Free Fund       1,527,567      82,304     228,499

Approve or disapprove an amendment to each Fund's fundamental investment restriction regarding investments in restricted and illiquid securities:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,861,656     129,627     299,969
    Vista New York Tax Free Income Fund               4,566,942     184,505     354,798
    Vista California Intermediate Tax Free Fund       1,633,369      79,896     125,105

Approve or disapprove of a reclassification, as nonfundamental, of each Fund's fundamental restriction concerning the use of options:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,857,936     135,034     298,290
    Vista New York Tax Free Income Fund               4,576,044     171,090     359,111
    Vista California Intermediate Tax Free Fund       1,617,264      68,914     152,191

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning senior securities:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,890,698     100,896     299,667
    Vista New York Tax Free Income Fund               4,589,762     151,983     364,499
    Vista California Intermediate Tax Free Fund       1,651,354      58,445     128,572

Approve or disapprove an amendment to each Fund's fundamental investment restriction regarding short sales of securities:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,868,582     124,047     298,631
    Vista New York Tax Free Income Fund               4,563,901     197,867     344,477
    Vista California Intermediate Tax Free Fund       1,530,539     180,929     126,902

Approve or disapprove a proposal to adopt new investment policy that authorizes each Fund to invest all of investable assets in another open-end investment company having substantially the same investment objective and policies as the
Fund:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,876,503     140,020     274,737
    Vista New York Tax Free Income Fund               4,585,441     198,239     322,564
    Vista California Intermediate Tax Free Fund       1,542,270      66,839     229,261

Approve or disapprove a change in the status of the Vista California Intermediate Tax Free Fund from a diversified Fund to a non-diversified Fund:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista California Intermediate Tax Free Fund       1,528,186     79,570      122,305

Approve or disapprove an amendment to the Class A Shares Rule 12b-1 Distribution Plan of each Fund:

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        3,382,387     106,669     250,349
    Vista New York Tax Free Income Fund               4,153,616     145,573     349,984
    Vista California Intermediate Tax Free Fund       1,622,095      30,482     122,823

Approve or disapprove a new investment advisory agreement between each of the Funds and the Adviser and a subadvisory agreement between the Adviser and Chase Asset Management, Inc. to take effect as soon as practicable after the approval by shareholders (to be voted on separately by shareholders of each such Fund):

                                                         For        Against     Abstain
                                                      ---------     -------     -------
    Vista Tax Free Income Fund                        4,608,476     65,757      251,266
    Vista New York Tax Free Income Fund               5,368,151     71,244      327,320
    Vista California Intermediate Tax Free Fund       1,780,047     14,855      106,856

                                  (unaudited)
VISTA TAX FREE INCOME FUND (TFI)
VISTA NEW YORK TAX FREE INCOME FUND (NYTFI)
VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND (CITF)
--------------------------------------------------------------------------------

    Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1996. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1996. The information necessary to complete your income tax returns for the calendar year ending December 31, 1996 will be received under separate cover.

    FOR THE FISCAL YEAR ENDED AUGUST 31, 1996.

       - All of the dividends paid from net investment income are 100% exempt from Federal income tax for TFI, NYTFI and CITF, respectively.

       - For shareholders who are subject to the Alternative Minimum Tax, the income from private activities bonds issued after August 7, 1986, which may be considered a tax preference item, was 13.51%, 9.39% and 2.79% for TFI, NYTFI and CITF, respectively.

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator,
               Shareholder and Fund Servicing Agent and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Fund Distributors, Inc. is the funds' distributor and is unaffiliated with Chase. The Chase Manhattan Bank is the funds' adviser.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

To obtain a prospectus for any of the Vista funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

8/96                                                                       VIS-2